Contingent liabilities and legal proceedings - Acquisition of USL shares from UBHL and related proceedings in relation to the USL transaction (Details) - ₨ / shares			12 Months Ended
	Jun. 30, 2023	Jul. 04, 2013	Jun. 30, 2024
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in subsidiary			100.00%
USL Benefit Trust
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in subsidiary			2.38%
United Spirits Limited
Disclosure of contingent liabilities [line items]
Percentage of interest acquired		14.98%
Proportion of ownership interest in subsidiary			55.88%
United Spirits Limited | USL Benefit Trust
Disclosure of contingent liabilities [line items]
Ownership interest in associate	2.38%
United Spirits Limited | UBHL
Disclosure of contingent liabilities [line items]
Percentage of interest acquired		6.98%
Acquisition price per share (in INR per share)		₨ 1,440